SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2011
SEGMENT INFORMATION
21.	SEGMENT INFORMATION

The Group is principally engaged in the gaming and hospitality business. The chief operating decision maker monitors its operations and evaluates earnings by reviewing the assets and operations of Mocha Clubs, Altira Macau, City of Dreams and Studio City, which was acquired by the Group in July 2011. Taipa Square Casino is included within Corporate and Others. All revenues were generated in Macau.

Total Assets

	December 31,
	2011	2010	2009
Mocha Clubs	$174,404	$145,173	$144,455
Altira Macau	577,145	571,504	575,477
City of Dreams	3,103,458	3,202,692	3,075,052
Studio City	713,637	—	—
Corporate and Others	1,701,336	965,071	1,067,861

Total consolidated assets	$6,269,980	$4,884,440	$4,862,845

Capital Expenditures

	Year Ended December 31,
	2011	2010	2009
Mocha Clubs	$23,558	$13,140	$11,448
Altira Macau	6,662	7,784	6,712
City of Dreams	39,774	94,279	808,424
Studio City	713,253	—	—
Corporate and Others	2,387	4,457	2,152

Total capital expenditures	$785,634	$119,660	$828,736

For the years ended December 31, 2011, 2010 and 2009, there was no single customer that contributed more than 10% of the total revenues.

The Group’s segment information on its results of operations for the following years is as follows:

	Year Ended December 31,
	2011	2010	2009
NET REVENUES
Mocha Clubs	$131,934	$111,984	$97,984
Altira Macau	1,173,930	859,755	658,043
City of Dreams	2,491,383	1,638,401	552,141
Studio City	—	—	—
Corporate and Others	33,600	31,836	24,705

Total net revenues	$3,830,847	$2,641,976	$1,332,873

ADJUSTED PROPERTY EBITDA (1)
Mocha Clubs	$40,475	$29,831	$25,416
Altira Macau	246,300	133,679	13,702
City of Dreams	594,440	326,338	56,666
Studio City	(300)	—	—

Total adjusted property EBITDA	880,915	489,848	95,784

OPERATING COSTS AND EXPENSES
Pre-opening costs	(2,690)	(18,648)	(91,882)
Development costs	(1,110)	—	—
Amortization of gaming subconcession	(57,237)	(57,237)	(57,237)
Amortization of land use rights	(34,401)	(19,522)	(18,395)
Depreciation and amortization	(259,224)	(236,306)	(141,864)
Share-based compensation	(8,624)	(6,043)	(11,385)
Property charges and others	(1,025)	(91)	(7,040)
Corporate and others expenses	(71,494)	(59,489)	(40,028)

Total operating costs and expenses	(435,805)	(397,336)	(367,831)

OPERATING INCOME (LOSS)	445,110	92,512	(272,047)

NON-OPERATING EXPENSES
Interest income	4,131	404	498
Interest expenses, net of capitalized interest	(113,806)	(93,357)	(31,824)
Reclassification of accumulated losses of interest rate swap agreements from accumulated other comprehensive losses	(4,310)	—	—
Change in fair value of interest rate swap agreements	3,947	—	—
Amortization of deferred financing costs	(14,203)	(14,302)	(5,974)
Loan commitment fees	(1,411)	3,811	(2,253)
Foreign exchange (loss) gain, net	(1,771)	3,563	491
Other income, net	3,664	1,074	2,516
Listing expenses	(8,950)	—	—
Loss on extinguishment of debt	(25,193)	—	—
Costs associated with debt modification	—	(3,310)	—

Total non-operating expenses	(157,902)	(102,117)	(36,546)

INCOME (LOSS) BEFORE INCOME TAX	287,208	(9,605)	(308,593)
INCOME TAX CREDIT (EXPENSE)	1,636	(920)	132

NET INCOME (LOSS)	288,844	(10,525)	(308,461)
NET LOSS ATTRIBUTABLE TO NONCONTROLLING
INTERESTS	5,812	—	—

NET INCOME (LOSS) ATTRIBUTABLE TO MELCO
CROWN ENTERTAINMENT LIMITED	$294,656	$(10,525)	$(308,461)

Note

(1)	“Adjusted property EBITDA” is earnings before interest, taxes, depreciation, amortization, pre-opening costs, development costs, share-based compensation, property charges and others, corporate and other expenses, and other non-operating income and expenses. The chief operating decision maker uses Adjusted property EBITDA to measure the operating performance of Mocha Clubs, Altira Macau, City of Dreams and Studio City and to compare the operating performance of its properties with those of its competitors.